Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2025 $ / shares shares
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2024 | shares	82,321,904
Granted | shares	55,790,824
Vested | shares	(29,623,776)
Forfeited/Cancelled | shares	(14,428,184)
Unvested, December 31, 2025 | shares	94,060,768
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2024 | $ / shares	$ 15
Granted | $ / shares	11
Vested | $ / shares	16
Forfeited/Cancelled | $ / shares	13
Unvested, December 31, 2025 | $ / shares	$ 12